Consolidated Statements of Condition - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and noninterest-bearing deposits with banks	$ 12,664	$ 12,512
Interest-bearing deposits with banks	61,909	27,654
Total cash and cash equivalents	74,573	40,166
Certificates of deposit in financial institutions	1,820	1,670
Securities available for sale	101,125	96,490
Securities held to maturity (estimated fair value: 2017 - $18,079; 2016 - $19,171)	17,581	18,665
Restricted investments in bank stocks	7,506	7,506
Total loans	769,319	734,901
Less: Allowance for loan losses	(7,499)	(7,699)
Net loans	761,820	727,202
Premises and equipment, net	13,281	12,783
Other real estate owned	1,574	2,129
Accrued interest receivable	2,503	2,315
Goodwill	7,371	7,801
Other intangible assets, net	514	670
Bank owned life insurance and annuity assets	28,675	29,349
Other assets	7,947	7,894
Total assets	1,026,290	954,640
Liabilities
Noninterest-bearing deposits	253,655	209,576
Interest-bearing deposits	603,069	580,876
Total deposits	856,724	790,452
Other borrowed funds	35,949	37,085
Subordinated debentures	8,500	8,500
Accrued liabilities	15,756	14,075
Total liabilities	916,929	850,112
Commitments and Contingent Liabilities (See Note L)
Shareholders’ Equity
Common stock ($1.00 stated value per share, 10,000,000 shares authorized; 2017 – 5,362,005 shares issued; 2016 - 5,325,504 shares issued)	5,362	5,326
Additional paid-in capital	47,895	46,788
Retained earnings	72,694	69,117
Accumulated other comprehensive loss	(878)	(991)
Treasury stock, at cost (659,739 shares)	(15,712)	(15,712)
Total shareholders’ equity	109,361	104,528
Total liabilities and shareholders’ equity	$ 1,026,290	$ 954,640